Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of significant components of the company's deferred tax asset
	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Net operating loss carryforward	44,464	*40,755
Capital losses	3,271	-
Share-based compensation expense	374	351
Capitalized research and development costs	1,742	3,103
Other	8	10
Deferred tax assets	49,859	44,219
Less - valuation allowance	(49,859)	(44,219)

Net deferred tax assets, net of valuantion allowance	-	-

Schedule of roll forward of valuation allowance
USD thousands
Balance at December 31, 2022	$41,195
Currency translation Income	(3,295)
Increase in valuation allowance	5,571
Balance at December 31, 2023	$43,471
Currency translation Income	(2,459)
Increase in valuation allowance	3,207
Balance at December 31, 2024	44,219
Increase in valuation allowance for capital losses	3,271
Increase in valuation allowance	2,916
Decrease in valuation allowance	(547)
Net increase during the year	5,640
Balance at December 31, 2025	49,859

Schedule of reconciliation of theoretical income tax expense to actual income tax expense
	2025 Amount	%
Israeli statutory income tax rate	(2,069)	23.0%
Nontaxable income or nondeductible expenses:
Share-based compensation	120	(1.3)%
Other	5	(0.1)%
Change in valuation allowance	2,297	(25.5)%
Other	(344)	3.8%

Foreign tax effects	(9)	0.1%

Actual income tax expenses	-	0.0%

	December 31,	December 31,
	2024	2023
	USD thousands	USD thousands

Loss before income taxes	(13,945)	(24,221)
Statutory tax rate	23%	23%
Theoretical tax benefit	(3,207)	(5,571)

Change in temporary differences for which deferred taxes were not recognized	858	(1,177)
Tax rate differential	9	10
Non-deductible expenses	148	346
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	2,192	6,392
Actual income tax expense (Benefit)	-	-

Schedule of income (loss) before income taxes by jurisdiction
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Israel	(9,035)	(13,925)	(23,534)
Foreign	40	(20)	(687)

Total	(8,995)	(13,945)	(24,221)